Material Accounting Policies - Useful lives (Details)	12 Months Ended
Dec. 31, 2023
Vessels
Useful lives of long lived assets
Useful lives	35 years
Dry-docking component
Useful lives of long lived assets
Useful lives	5 years
Intermediate survey component
Useful lives of long lived assets
Useful lives	2 years 6 months
Intermediate survey component | Minimum
Useful lives of long lived assets
Useful lives	1 year
Intermediate survey component | Maximum
Useful lives of long lived assets
Useful lives	3 years
Furniture, computer, software and other office equipment | Minimum
Useful lives of long lived assets
Useful lives	3 years
Furniture, computer, software and other office equipment | Maximum
Useful lives of long lived assets
Useful lives	5 years
Leasehold improvements
Useful lives of long lived assets
Useful lives	12 years